Stockholders' Equity (Deficit) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Class of Stock [Line Items]
DEAC shares recapitalized, net of redemptions and equity issuance costs of $10,631			$ 667,311
DEAC shares recapitalized, Redemptions and equity issuance costs			10,631
Buyout of unaccredited investors			7,192	$ 0	$ 0
Net proceeds from issuance of common stock			1,680,067	439	0
Common stock issued in offerings			$ 1,680,067	$ 439	$ 340
Preferred stock, shares authorized | shares			300,000,000
Preferred stock, par value | $ / shares			$ 0.0001
Preferred stock, shares issued | shares			0
Preferred stock, shares outstanding | shares			0
Jason Robins
Class of Stock [Line Items]
Number of votes per share			10
Voting power of the capital stock held			90.00%
Principal amount of debt converted to equity securities			$ 109,200
Unpaid accrued interest related to debt converted to equity securities			$ 3,400
Share Price | $ / shares			$ 10
SB Tech
Class of Stock [Line Items]
Recapitalization exchange ratio				0.353628	0.353628
Cash and other cash consideration			$ 188,300
Buyout of unaccredited investors			7,200
Net cash proceeds			$ 484,000
Series F Preferred Stock | SB Tech
Class of Stock [Line Items]
Share conversion factor			1.40
Class B Common Stock | Jason Robins
Class of Stock [Line Items]
Common stock issued in offerings (in shares) | shares			393,000,000
Class A Common Stock
Class of Stock [Line Items]
DEAC shares recapitalized, net of redemptions and equity issuance costs of $10,631			$ 667,300
DEAC shares recapitalized, Redemptions and equity issuance costs			$ 10,600
Net proceeds from issuance of common stock	$ 1,059,300	$ 620,800
Common stock issued in offerings	$ 20,800	$ 16,000
Class A Common Stock | Convertible Noteholders
Class of Stock [Line Items]
Number of shares of common stock issued in conversion of debt | shares			11,300,000
Class A Common Stock | SB Tech
Class of Stock [Line Items]
Recapitalization exchange ratio			0.353628